UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 90.1%
Senior Loans **
Consumer Discretionary 19.9%
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,488,750	1,469,523
Academy Ltd., Term Loan B, 5.0%, 7/1/2022	5,769,589	5,753,607
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021	2,442,308	2,455,740
Aufinco Pty Ltd.:
First Lien Term Loan, 4.0%, 5/29/2020	2,940,000	2,925,300
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	2,000,000
Autoparts Holdings Ltd., First Lien Term Loan, 7.0%, 7/29/2017	6,978,350	6,280,515
Bass Pro Group LLC, Term Loan, 4.0%, 6/5/2020	2,493,750	2,487,516
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,515,299	5,504,958
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019	836,286	836,633
Boyd Gaming Corp.:
Term Loan A, 3.155%, 8/14/2018	4,000,000	3,983,340
Term Loan B, 4.0%, 8/14/2020	5,298,333	5,300,214
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	16,148,381	15,475,478
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	9,149,829	9,182,265
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	10,055,810	9,282,770
David's Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	2,688,122	2,574,723
Delta 2 (LUX) SARL:
Term Loan B3, 4.75%, 7/30/2021	3,500,000	3,480,312
Second Lien Term Loan, 7.75%, 7/31/2022	500,000	491,875
Dollar Tree, Inc.:
Term Loan B1, 3.5%, 7/6/2022	1,670,886	1,675,272
Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,501,567
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	11,105,000	10,634,759
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	2,426,914	2,414,779
Graton Economic Development Authority, Term Loan B, 4.75%, 7/28/2022	4,000,000	4,010,000
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	597,320	599,808
Hubbard Radio LLC, Term Loan B, 4.25%, 5/15/2020	7,100,000	7,086,723
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	13,294,444	13,327,680
J Crew Group, Inc., Term Loan B, 4.0%, 3/5/2021	15,224,349	11,879,255
J.C. Penney Corporation, Inc., Term Loan, 5.0%, 6/20/2019	2,970,000	2,964,431
Jarden Corp., Term Loan B2, 2.948%, 7/27/2022	500,000	499,750
Jeld-Wen, Inc.:
Term Loan, 5.0%, 6/18/2022	10,000,000	10,000,050
Term Loan B, 5.25%, 10/15/2021	5,699,484	5,710,114
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	10,479,121	10,339,434
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021	4,466,250	4,460,667
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	6,460,726	6,483,209
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	5,925,000	5,602,828
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/2021	5,880,200	5,872,879
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019	8,305,493	8,243,202
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	975,038	970,567
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 3/17/2022	3,500,000	3,513,125
Live Nation Entertainment, Inc., Term Loan B1, 3.5%, 8/16/2020	4,421,250	4,410,197
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,840,000	7,761,600
Metro-Goldwyn-Mayer, Inc., Second Lien Term Loan, 5.125%, 6/26/2020	3,500,000	3,517,500
Mohegan Tribal Gaming Authority:
Term Loan A, 4.532%, 6/15/2018	1,825,000	1,804,469
Term Loan B, 5.5%, 11/19/2019	5,407,551	5,368,914
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	11,621,472	11,466,558
Second Lien Term Loan, 10.0%, 7/22/2020	6,776,172	6,787,455
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	4,456,241	3,570,563
Otter Products LLC, Term Loan, 5.75%, 6/3/2020	3,205,163	3,154,409
Payless, Inc.:
First Lien Term Loan, 5.0%, 3/11/2021	11,356,250	10,334,187
Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	2,156,250
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	2,866,745	2,865,943
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019	10,421,351	10,443,079
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	4,962,500	4,956,297
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	6,104,091	6,004,899
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	2,890,380	2,850,637
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019	2,900,015	2,904,916
Sesac Holdco II LLC, First Lien Term Loan, 5.25%, 2/8/2019	7,668,851	7,668,851
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.75%, 8/14/2020	14,695,388	14,603,542
SRAM LLC, Term Loan B, 4.02%, 4/10/2020	13,504,945	13,082,916
SRS Distribution, Inc., Term Loan B, 5.25%, 8/12/2022	1,250,000	1,249,481
Staples, Inc., Term Loan B, Zero Coupon, 4/7/2021	5,500,000	5,484,875
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	8,887,500	8,854,172
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	7,046,028	7,055,681
The Men's Wearhouse, Inc.:
Term Loan B, 4.5%, 6/18/2021	4,083,182	4,096,595
Term Loan, 5.0%, 6/18/2021	4,000,000	4,022,500
TI Group Automotive Systems LLC, Term Loan, 4.5%, 6/24/2022	750,000	747,750
Time, Inc., Term Loan B, 4.25%, 4/26/2021	5,940,000	5,932,575
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	3,060,048	2,698,595
Travel Leaders Group LLC, Term Loan, 7.0%, 12/7/2020	6,135,833	6,181,852
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	982,500	980,044
Village Roadshow Films (BVI) Ltd., Term Loan B, 5.75%, 11/21/2017	1,307,001	1,307,001
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	3,960,000	3,953,407
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	1,877,500	1,845,629
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,227,500	2,229,360
		379,627,567
Consumer Staples 5.5%
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.75%, 12/12/2021	3,534,268	3,534,710
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019	13,998,325	14,015,823
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,855,068	4,778,212
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	12,653,322	12,613,781
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	4,512,948	4,450,895
Del Monte Foods, Inc., Second Lien Term Loan, 8.25%, 8/18/2021	2,000,000	1,816,660
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	16,967,481	15,101,058
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	4,801,998	4,809,513
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,015,000
JBS U.S.A., Inc.:
Term Loan B, 1.5%, 8/6/2022	1,000,000	997,505
Term Loan, 3.75%, 9/18/2020	6,386,250	6,378,267
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,136,849	1,133,530
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	1,953,069	1,936,800
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/30/2019	11,611,659	10,566,609
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 3/3/2021	7,667,391	6,948,573
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	7,328,945	7,361,009
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019	2,493,032	2,500,199
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020	5,925,000	5,958,328
		106,916,472
Energy 5.1%
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	6,000,000	3,616,890
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	9,956,859	9,210,095
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	2,410,000	2,144,900
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	15,623,904	11,296,082
Expro FinServices SARL, Term Loan, 5.75%, 9/2/2021	1,985,000	1,662,437
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	12,840,000	4,943,400
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	10,390,909	4,468,091
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021	994,987	965,138
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/2022	1,246,875	1,240,641
Pipeline Supply & Service LLC:
Term Loan B, 5.5%, 1/28/2020	7,889,778	6,627,414
Second Lien Term Loan, 9.5%, 7/28/2020	1,500,000	975,000
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	2,487,500	2,437,750
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021	6,724,893	5,769,958
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020	858,480	682,492
Term Loan B, 4.25%, 12/16/2020	6,171,354	4,906,226
Term Loan M, 4.25%, 12/16/2020	320,166	254,532
Sheridan Production Partners I LLC:
Term Loan B2, 4.25%, 10/1/2019	15,956,326	12,844,843
Term Loan B2-1A, 4.25%, 10/1/2019	2,114,344	1,702,047
Term Loan B2-1M, 4.25%, 10/1/2019	1,291,454	1,039,620
Southcross Energy Partners LP, First Lien Term Loan, 5.25%, 8/4/2021	244,398	235,844
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021	5,722,424	4,811,615
Targa Resources Corp., Term Loan B, 5.75%, 2/25/2022	2,418,605	2,429,186
TPF II Power LLC, Term Loan B, 5.5%, 10/2/2021	3,954,476	3,967,644
Veresen Midstream LP, Term Loan B1, 5.25%, 3/31/2022	6,982,500	7,002,854
Western Refining, Inc., Term Loan B, 4.25%, 11/12/2020	2,880,000	2,872,800
		98,107,499
Financials 5.7%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	7,860,000	7,836,420
AmWINS Group LLC, Term Loan, 5.25%, 9/6/2019	10,248,825	10,324,051
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	6,728,984	6,695,339
Second Lien Term Loan, 8.5%, 3/3/2021	2,000,000	1,966,660
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020	10,572,101	10,646,952
Black Knight InfoServ LLC, Term Loan B, 3.75%, 5/27/2022	1,500,000	1,505,625
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020	10,941,550	10,066,226
Confie Seguros Holding II Co., First Lien Term Loan, 5.75%, 11/9/2018	2,000,000	2,003,750
CPI Acquisition, Inc., Term Loan B, 6.75%, 8/17/2022	4,500,000	4,446,563
Duff & Phelps Investment Management Co.:
Term Delayed Draw, 4.5%, 4/23/2020	248,750	249,372
Term Loan, 4.5%, 4/23/2020	248,750	249,372
Term Loan B, 4.5%, 4/23/2020	6,373,764	6,365,797
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,458,750	1,366,666
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	3,408,669	3,204,149
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	5,074,335	5,036,278
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020	11,239,907	11,132,229
Istar Financial, Inc., Term Loan A2, 7.0%, 3/19/2017	1,358,383	1,388,946
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	7,633,227	7,187,981
National Financial Partners Corp., Term Loan B, 4.5%, 7/1/2020	1,496,234	1,485,282
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	358,424	357,209
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	7,699,852	7,728,726
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	5,884,648	5,865,023
USI, Inc., Term Loan B, 4.25%, 12/27/2019	3,688,078	3,673,492
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/31/2021	1,956,090	1,958,535
		112,740,643
Health Care 2.2%
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	1,000,000	1,001,735
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,857,062	8,851,526
AMAG Pharmaceuticals, Inc., First Lien Term Loan, 4.75%, 8/13/2021	2,500,000	2,500,000
Amneal Pharmaceuticals LLC, Term Loan, 4.5%, 11/1/2019	1,995,000	1,997,973
Ardent Legacy Acquisitions, Inc., Term Loan B, 6.5%, 7/21/2021	1,500,000	1,507,500
Community Health Systems, Inc., Term Loan H, 4.0%, 1/27/2021	3,976,766	3,991,917
Concordia Healthcare Corp., Term Loan B, 4.75%, 4/21/2022	1,000,000	1,003,130
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021	1,485,000	1,472,355
Education Management LLC:
Term Loan B, 2.0% Cash, 6.5% PIK, 7/2/2020	3,884,299	2,211,137
Term Loan A, 5.5%, 7/2/2020	2,255,440	1,508,890
Horizon Pharma Holdings U.S.A., Inc., Term Loan B, 4.5%, 4/22/2021	3,000,000	3,009,375
National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/2022	3,000,000	3,003,750
RPI Finance Trust, Term Loan B4, 3.5%, 11/9/2020	5,596,011	5,602,418
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/2022	3,990,000	3,990,000
		41,651,706
Industrials 22.6%
Acosta Holdco, Inc., Term Loan, 4.25%, 9/26/2021	1,492,509	1,480,151
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	4,483,694	4,446,434
American Airlines, Inc., Term Loan, 3.25%, 6/26/2020	745,947	740,117
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	8,599,763	8,363,270
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	3,959,975	3,938,512
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	9,191,078	9,154,728
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	6,427,411	6,346,040
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	2,943,750
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	997,241	975,217
Cadence Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	3,311,748	3,278,630
ClientLogic Corp., Term Loan, 7.536%, 1/30/2017	2,536,591	2,527,079
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2016 *	1,394,178	6,978
Letter of Credit, LIBOR plus 5.75%, 4/21/2016 *	276,857	1,386
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/23/2019	7,427,155	7,427,155
Connolly Corp., First Lien Term Loan, 4.5%, 5/14/2021	5,847,744	5,847,744
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,882,349	4,340,408
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	810,000
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 8/5/2021	8,500,000	8,436,250
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	2,191,375	2,153,026
Flexera Software LLC:
First Lien Term Loan, 4.5%, 4/2/2020	2,752,609	2,737,139
Second Lien Term Loan, 8.0%, 4/2/2021	1,000,000	990,000
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,301,655	1,284,838
Term Loan B, 4.0%, 11/6/2020	5,088,289	5,022,548
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	10,700,720	10,236,416
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/2020	3,875,878	3,810,472
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.0%, 11/4/2020	6,895,000	6,860,525
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	1,960,000
Hampton Rubber Co.:
First Lien Term Loan, 5.0%, 3/27/2021	4,937,500	4,493,125
Second Lien Term Loan, 9.0%, 3/24/2022	500,000	417,500
Hanson Building Products Ltd.:
First Lien Term Loan, 6.5%, 2/18/2022	3,990,000	3,975,038
Second Lien Term Loan, 10.5%, 2/12/2023	4,000,000	3,990,000
Hertz Corp., Term Loan B, 3.75%, 3/11/2018	7,359,700	7,338,246
IG Investment Holdings LLC:
First Lien Term Loan, 6.0%, 10/31/2019	13,655,373	13,669,028
Term Loan B, 6.0%, 10/29/2021	994,898	997,385
IMC OP LP, First Lien Term Loan, 4.5%, 8/15/2020	3,491,228	3,480,318
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,106,256	2,048,987
Term Loan B5, 3.75%, 6/3/2020	7,309,275	7,115,470
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	12,870,000	12,747,349
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,961,670
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	3,408,873	3,411,004
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	6,726,944	5,516,094
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	3,220,000
Kenan Advantage Group, Inc.:
Term Loan, 4.0%, 7/31/2022	2,742,317	2,738,025
Term Loan B, 4.0%, 7/31/2022	874,704	873,336
Language Line LLC, First Lien Term Loan, 6.5%, 7/7/2021	10,337,790	10,334,533
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	3,456,250	3,352,563
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/18/2019	3,885,089	3,807,387
MA FinanceCo., LLC, Term Loan B, 5.25%, 11/19/2021	3,959,338	3,968,623
Milacron LLC, Term Loan B, 4.5%, 9/28/2020	1	1
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/2019	4,265,415	4,263,645
Monitronics International, Inc.:
Term Loan B, 4.25%, 3/23/2018	6,234,613	6,215,130
Term Loan B1, 4.5%, 4/2/2022	11,006,942	11,006,942
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,144,956	5,154,602
NN, Inc., Term Loan B, 6.0%, 8/27/2021	2,062,500	2,065,068
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020	742,500	738,788
ON Assignment, Inc., Term Loan, 3.75%, 5/19/2022	3,723,636	3,726,541
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021	10,956,816	10,936,272
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019	5,006,697	4,984,793
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	7,141,250	7,069,837
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	2,805,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	12,800,000	12,694,398
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	12,762,165	12,716,987
Second Lien Term Loan, 7.0%, 3/26/2021	6,631,579	6,664,737
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	9,954,323	9,873,444
Sabre, Inc.:
Term Loan, 4.0%, 2/19/2019	7,860,000	7,856,738
Term Loan B, 4.0%, 2/19/2019	5,071,581	5,070,668
Science Applications International Corp., Term Loan B, 3.75%, 5/4/2022	997,500	1,000,118
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	6,541,936	6,558,291
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	12,411,583	11,612,649
SourceHov LLC, First Lien Term Loan, 7.75%, 10/31/2019	3,968,632	3,628,838
Southwire Co., Term Loan, 3.0%, 2/10/2021	493,750	487,887
STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/2022	4,558,088	4,552,390
Summit Materials Companies I LLC, Term Loan B, 4.25%, 7/17/2022	5,000,000	4,988,275
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,381,804	14,202,031
Sybil Software LLC, Term Loan B, 4.25%, 3/20/2020	4,566,667	4,574,270
Tank Holding Corp., Term Loan, 5.25%, 3/16/2022	2,444,321	2,439,737
Transdigm, Inc.:
Term Loan E, 3.5%, 5/14/2022	4,988,101	4,940,315
Term Loan C, 3.75%, 2/28/2020	867,075	859,801
TransFirst, Inc., Term Loan B, 4.75%, 11/12/2021	2,489,994	2,492,484
Travelport Finance (Luxembourg) SARL, Term Loan B, 5.75%, 9/2/2021	2,500,000	2,505,300
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	5,972,501	5,935,173
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	7,888,505	7,857,267
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.25%, 7/28/2017	639,696	639,961
Term Loan, 6.25%, 7/28/2017	3,221,695	3,223,032
United Airlines, Inc., Term Loan B, 3.25%, 4/1/2019	6,549,250	6,541,063
United Site Services, Inc.:
Term Delay Draw, 5.52%, 8/5/2016	211,959	211,430
Term Loan B, 5.75%, 8/5/2021	1,207,264	1,204,246
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	2,493,750	2,498,426
WASH Multifamily Laundry Systems LLC:
First Lien Term Loan, 4.25%, 5/14/2022	4,254,851	4,233,577
First Lien Term Loan, 4.25%, 5/14/2022	745,149	741,423
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020	4,987,500	5,003,086
West Corp., Term Loan B10, 3.25%, 6/30/2018	1,214,994	1,205,201
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019	1,496,164	1,490,089
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,970,000	1,962,613
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	493,750
		427,500,808
Information Technology 10.8%
Answers Corp.:
First Lien Term Loan, 6.25%, 10/3/2021	1,492,500	1,281,065
Second Lien Term Loan, 10.0%, 10/3/2022	1,000,000	780,000
Aricent Technologies:
First Lien Term Loan, 5.5%, 4/14/2021	6,546,238	6,556,450
Second Lien Term Loan, 9.5%, 4/14/2022	1,000,000	1,002,190
Aspect Software, Inc., Term Loan B, 7.5%, 5/7/2016	2,583,491	2,567,344
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	19,516,328	16,874,598
Blue Coat Holdings, Inc., Term Loan, 4.5%, 5/20/2022	5,000,000	4,978,125
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	15,105,000	13,947,881
CommScope, Inc., Term Loan B5, 3.75%, 12/29/2022	1,500,000	1,497,817
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020	16,877,018	16,820,817
Deltek, Inc.:
First Lien Term Loan, 5.0%, 6/25/2022	7,010,165	7,023,309
Second Lien Term Loan, 9.5%, 6/17/2023	1,000,000	1,005,835
EagleView Technology Corp.:
First Lien Term Loan, 5.25%, 7/22/2022	1,500,000	1,477,500
Second Lien Term Loan, 9.25%, 7/22/2023	1,000,000	987,500
Epiq Systems, Inc., Term Loan B, 4.5%, 8/27/2020	1,491,922	1,488,200
Extreme Reach, Inc.:
First Lien Term Loan, 6.75%, 2/7/2020	1,808,789	1,804,267
Second Lien Term Loan, 10.5%, 1/24/2021	6,000,000	5,985,000
FIDJI Luxembourg (BC4) SARL, Term Loan, 6.25%, 12/24/2020	2,790,000	2,795,803
First Data Corp.:
Term Loan, 3.7%, 3/24/2018	13,135,503	13,057,544
Term Loan, 4.2%, 3/24/2021	2,926,756	2,927,269
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020	14,362,464	14,362,464
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021	992,495	986,913
Informatica Corp., Term Loan, 4.5%, 8/5/2022	3,000,000	2,986,260
Mitel U.S. Holdings, Inc., Term Loan, 5.0%, 3/31/2022	9,000,000	8,971,875
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	15,725,050	15,688,175
Peak 10, Inc.:
First Lien Term Loan, 5.0%, 6/17/2021	1,485,000	1,482,765
Second Lien Term Loan, 8.25%, 6/17/2022	4,000,000	3,820,000
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	1,493,737	1,492,244
Riverbed Technology, Inc., Term Loan B, 6.0%, 4/24/2022	6,483,750	6,502,650
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	2,475,000	2,404,871
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018	14,863,801	13,696,993
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.5%, 5/9/2017	16,587,371	16,566,637
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,478,125
Tibco Software, Inc., Term Loan B, 6.5%, 12/4/2020	6,273,500	6,274,504
Vantiv LLC, Term Loan B, 3.75%, 6/13/2021	1,400,307	1,402,939
Verint Systems, Inc., Term Loan, 3.5%, 9/6/2019	435,762	436,089
		205,412,018
Materials 11.7%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	8,932,493	8,882,248
Term Loan, 4.75%, 5/20/2021	9,974,811	9,993,514
Anchor Glass Container Corp., First Lien Term Loan, 4.5%, 7/1/2022	963,441	965,999
Appvion, Inc., Term Loan, 5.75%, 6/28/2019	2,412,201	2,282,545
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,481,250	1,478,473
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	4,885,330	4,874,973
AZ Chem U.S., Inc.:
First Lien Term Loan, 4.5%, 6/12/2021	1,354,110	1,354,231
Second Lien Term Loan, 7.5%, 6/12/2022	1,500,000	1,491,750
Azure Midstream Energy LLC, Term Loan B, 7.5%, 11/15/2018	7,873,388	7,164,783
Caraustar Industries, Inc., Term Loan B, 8.0%, 5/1/2019	1,601,580	1,602,782
Charter NEX U.S. Holdings, Inc., Term Loan B, 5.25%, 2/7/2022	1,925,926	1,936,759
Chemours Co., Term Loan B, 3.75%, 5/12/2022	10,500,000	10,162,057
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	11,117,062	11,058,030
ECO Services Operations LLC, Term Loan B, 4.75%, 12/4/2021	1,990,000	1,985,025
Exopack Holdings SA, Term Loan B1, 4.5%, 5/8/2019	1,988,515	1,988,923
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019	15,790,343	12,888,867
Huntsman International LLC, Term Loan, 3.75%, 10/1/2021	6,467,500	6,482,019
Ineos U.S. Finance LLC:
6 year Term Loan, 3.75%, 5/4/2018	12,072,557	12,041,531
Term Loan, 4.25%, 3/31/2022	997,499	996,776
Klockner-Pentaplast of America, Inc., Term Loan, 5.0%, 4/28/2020	1,050,898	1,053,657
Koppers Holdings, Inc., Term Loan, 3.55%, 8/15/2019	7,783,784	7,316,757
KP Germany Erste GmbH, First Lien Term Loan, 5.0%, 4/28/2020	449,102	450,281
Kronos Worldwide, Inc., Term Loan, 4.0%, 2/18/2020	2,797,201	2,706,292
MacDermid, Inc.:
First Lien Term Loan, 4.5%, 6/7/2020	3,796,344	3,795,148
Term Loan B2, 4.75%, 6/7/2020	988,766	991,238
Minerals Technologies, Inc., Term Loan B, 3.75%, 5/9/2021	2,480,081	2,487,819
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	6,320,000	6,259,423
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,862,304	5,715,746
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	10,837,067	10,810,028
Onex Wizard U.S. Acquisition, Inc., Term Loan, 4.25%, 3/13/2022	5,486,250	5,494,809
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	4,980,245	4,886,865
Second Lien Term Loan, 8.0%, 1/17/2020	8,000,000	7,320,000
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	7,957,406	7,917,618
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018	10,898,760	10,913,419
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021	1,488,750	1,473,394
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019	3,980,000	4,009,850
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,902,996	1,903,595
Tekni-Plex, Inc.:
Term Loan B, 4.5%, 6/1/2022	1,000,000	997,085
Second Lien Term Loan, 8.75%, 6/1/2023	1,000,000	1,001,665
Tronox Pigments (Netherlands) BV, Term Loan, 4.25%, 3/19/2020	5,061,399	4,790,614
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,597,818	1,593,823
Univar, Inc., Term Loan, 4.25%, 7/1/2022	9,000,000	8,952,750
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	9,459,618	9,288,162
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,242,625	3,240,614
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	8,651,180	8,651,180
		223,653,117
Telecommunication Services 3.7%
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/8/2020	9,336,284	9,305,941
Term Delay Draw, 4.5%, 11/13/2020	7,387,500	7,387,500
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,415,121	2,374,668
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022	1,500,000	1,487,348
Term Loan, 4.0%, 8/1/2019	3,000,000	3,001,875
Term Loan B, 4.0%, 1/15/2020	65,000	65,071
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	16,563,126	16,542,422
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	4,786,650	4,445,602
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	7,732,945	7,697,528
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	5,645,039	5,621,668
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022	4,437,447	4,386,372
Term Loan B2A, 3.5%, 1/15/2022	2,859,574	2,826,661
Term Loan B3, 3.5%, 1/15/2022	4,702,979	4,648,847
		69,791,503
Utilities 2.9%
Alison Bidco SARL:
First Lien Term Loan B1, 5.5%, 8/29/2021	992,500	980,094
First Lien Term Loan B2, 5.5%, 8/29/2021	992,500	980,094
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	4,912,326	4,947,129
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022	3,500,000	3,463,372
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	10,501,245	10,501,245
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	4,016,061	4,066,262
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/2021	5,974,391	5,765,288
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	12,505,768	12,146,227
Longview Power LLC, Term Loan B, 7.0%, 4/13/2021	1	1
Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/2021	995,000	1,001,219
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	8,485,567	8,485,567
Terra Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/2021	489,348	484,454
		52,820,952
Total Loan Participations and Assignments (Cost $1,785,797,161)		1,718,222,285
Corporate Bonds 2.8%
Consumer Discretionary 1.1%
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	4,856,250
MGM Resorts International:
6.0%, 3/15/2023	2,000,000	2,030,000
7.75%, 3/15/2022	5,000,000	5,537,500
Netflix, Inc.:
5.375%, 2/1/2021	2,000,000	2,065,000
5.75%, 3/1/2024	1,000,000	1,043,750
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,030,000
Springs Industries, Inc., 6.25%, 6/1/2021	3,500,000	3,473,750
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025	500,000	492,500
		20,528,750
Consumer Staples 0.1%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	1,350,000	1,458,000
Energy 0.4%
EP Energy LLC, 6.375%, 6/15/2023	2,000,000	1,700,000
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023	1,000,000	1,030,000
Sunoco LP, 144A, 6.375%, 4/1/2023	1,000,000	1,005,000
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	3,630,000
WPX Energy, Inc., 7.5%, 8/1/2020	1,000,000	960,380
		8,325,380
Industrials 0.2%
ADT Corp., 6.25%, 10/15/2021	2,000,000	2,065,000
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	1,000,000	1,007,500
General Cable Corp., 5.75%, 10/1/2022	1,000,000	895,000
		3,967,500
Information Technology 0.1%
CDW LLC, 5.5%, 12/1/2024	2,000,000	1,980,000
Materials 0.9%
Hecla Mining Co., 6.875%, 5/1/2021	4,000,000	3,200,000
Hexion, Inc., 6.625%, 4/15/2020	10,000,000	9,325,000
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	3,640,000
		16,165,000
Total Corporate Bonds (Cost $54,074,679)		52,424,630
Asset-Backed 3.3%
Miscellaneous
A Voce CLO Ltd., "D", Series 2014-1A, 144A, 5.075% ***, 7/15/2026	5,000,000	4,292,225
ALM VII Ltd., "D", Series 2012-7A, 144A, 5.275% ***, 10/19/2024	5,000,000	4,700,015
Apidos CLO XVII, "D", Series 2014-17A, 144A, 5.024% ***, 4/17/2026	2,500,000	2,172,420
ARES CLO Ltd., "D", Series 2014-1A, 144A, 5.074% ***, 4/17/2026	5,000,000	4,329,595
Babson CLO Ltd.:
"D", Series 2014-1A, 144A, 5.175% ***, 7/20/2025	3,000,000	2,618,343
"E", Series 2014-IIA, 144A, 5.274% ***, 10/17/2026	5,000,000	4,469,550
"E", Series 2015-2A, 144A, 5.844% ***, 7/20/2027	2,000,000	1,873,960
Ballyrock CLO LLC, "D", Series 2014-1A, 144A, 5.287% ***, 10/20/2026	2,000,000	1,725,170
Birchwood Park CLO Ltd., "E1", Series 2014-1A, 144A, 5.375% ***, 7/15/2026	2,000,000	1,764,204
Carlyle Global Market Strategies CLO Ltd., "E", Series 2014-1A, 144A, 4.739% ***, 4/17/2025	5,000,000	4,400,405
Fortress Credit Investments IV Ltd., "E", Series 2015-4A, 144A, 5.424% ***, 7/17/2023	2,500,000	2,387,390
Madison Park Funding XIII Ltd., "E", Series 2014-13A, 144A, 5.275% ***, 1/19/2025	3,000,000	2,743,449
Madison Park Funding XIV Ltd., "E", Series 2014-14A, 144A, 5.025% ***, 7/20/2026	3,500,000	3,133,445
Marea CLO Ltd., "ER", Series 2012-1A, 144A, 6.039% ***, 10/15/2023	3,000,000	3,001,035
Neuberger Berman CLO XIX Ltd., "D", Series 2015-19A, 144A, 5.538% ***, 7/15/2027	3,000,000	2,775,855
Octagon Investment Partners 24 Ltd., "D", Series 2015-1A, 144A, 5.781% ***, 5/21/2027	5,000,000	4,471,025
Octagon Investment Partners XIX Ltd., "E", Series 2014-1A, 144A, 5.125% ***, 4/15/2026	4,000,000	3,498,044
Recette CLO LLC, "E", Series 2015-1A, 144A, 6.115% ***, 10/20/2027	3,000,000	2,799,000
Stewart Park CLO Ltd., "E", Series 2015-1A, 144A, 5.724% ***, 4/15/2026	5,000,000	4,437,275
Washington Mill CLO Ltd., "E", Series 2014-1A, 144A, 5.125% ***, 4/20/2026	2,750,000	2,357,072
Ziggurat CLO I Ltd., "E", Series 2014-1A, 144A, 5.275% ***, 10/17/2026	2,000,000	1,696,506
Total Asset-Backed (Cost $67,798,031)		65,645,983
	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dex Media, Inc. *	786	204
Health Care 0.1%
Education Management LLC	27,026,152	2,432,354
Total Common Stocks (Cost $2,245,641)		2,432,558
Preferred Stock 0.0%
Health Care
Education Management LLC, 7.5% (Cost $4,170,681)	30,072	716,706
Cash Equivalents 1.7%
Central Cash Management Fund, 0.11% (a) (Cost $31,826,968)	31,826,968	31,826,968
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,945,913,161) †	98.0	1,871,269,130
Other Assets and Liabilities, Net	2.0	38,099,149
Net Assets	100.0	1,909,368,279

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2016	1,394,178	1,394,178	6,978
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2016	276,857	276,857	1,386

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of August 31, 2015.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $1,945,995,720. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $74,726,590. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,152,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $80,878,917.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

At August 31, 2015, the Fund had unfunded loan commitments of $445,760, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
United Site Services, Inc., Term Delay Draw, 8/5/2016	64,688	64,480	(208)
Kenan Advantage Group, Inc., Term Delay Draw, 7/31/2022	381,072	382,380	1,308
Total net unrealized appreciation			1,100

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Loan Participations and Assignments	$—	$1,592,120,195	$126,102,090	$1,718,222,285
Corporate Bonds	—	52,424,630	—	52,424,630
Asset-Backed	—	65,645,983	—	65,645,983
Common Stocks (b)	2,432,558	—	—	2,432,558
Preferred Stock	—	716,706	—	716,706
Short-Term Investments	31,826,968	—	—	31,826,968
Unfunded Loan Commitments	—	1,308	—	1,308
Total	$34,259,526	$1,710,908,822	$126,102,090	$1,871,270,438
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitments	$—	$(208)	$—	$(208)
Total	$—	$(208)	$—	$(208)

(b)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Loan Participation and Assignments
Balance as of May 31, 2015	$83,557,814
Realized gains (loss)	(287,041)
Change in unrealized appreciation (depreciation)	(3,800,436)
Amortization premium/discount	95,158
Purchases	76
(Sales)	(5,647,982)
Transfers into Level 3 (c)	99,766,225
Transfers (out) of Level 3 (d)	(47,581,724)
Balance as of August 31,2015	$126,102,090
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2015	$(3,800,435)

(c)	During the period ended August 31, 2015, the amount of transfers between Level 2 and Level 3 was $ 99,766,225. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(d)	During the period ended August 31, 2015, the amount of transfers between Level 3 and Level 2 was $ 47,581,724. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015